Shareholder Report, Holdings (Details)	May 31, 2025
C000006154 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[1]
C000006154 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
C000006154 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[1]
C000006154 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
C000006154 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[1]
C000006154 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[1]
C000006154 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000006154 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000006154 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000006154 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000006154 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[2]
C000006154 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[2]
C000006154 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[2]
C000006154 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[2]
C000006154 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[2]
C000006154 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000006154 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%	[2]
C000006154 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[2]
C000006154 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[2]
C000006154 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[2]
C000006151 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[3]
C000006151 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[3]
C000006151 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[3]
C000006151 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[3]
C000006151 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[3]
C000006151 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[3]
C000006151 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000006151 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000006151 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000006151 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000006151 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[4]
C000006151 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[4]
C000006151 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[4]
C000006151 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[4]
C000006151 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[4]
C000006151 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000006151 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%	[4]
C000006151 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[4]
C000006151 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[4]
C000006151 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[4]
C000006153 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[5]
C000006153 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[5]
C000006153 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[5]
C000006153 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[5]
C000006153 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[5]
C000006153 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[5]
C000006153 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000006153 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000006153 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000006153 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000006153 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[6]
C000006153 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[6]
C000006153 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[6]
C000006153 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[6]
C000006153 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[6]
C000006153 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[6]
C000006153 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%	[6]
C000006153 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[6]
C000006153 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[6]
C000006153 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[6]
C000213874 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[7]
C000213874 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[7]
C000213874 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[7]
C000213874 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[7]
C000213874 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[7]
C000213874 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[7]
C000213874 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[7]
C000213874 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
C000213874 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000213874 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000213874 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[8]
C000213874 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[8]
C000213874 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[8]
C000213874 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[8]
C000213874 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[8]
C000213874 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[8]
C000213874 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%	[8]
C000213874 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000213874 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[8]
C000213874 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[8]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.